Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 175,062
2023	242,995
2024	283,014
2025	262,130
2026	199,780
2027 and thereafter	217,667
Total	$ 1,380,648	$ 1,509,794